Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued legal and professional fees	$ 7,226	$ 8,939
Accrued marketing	3,589	3,673
Accrued rent and service costs	1,067	575
Accrued sale commissions, rebates and discounts	2,762	2,252
Other accrued expenses	13,156	14,011
Deferred purchase consideration	28,263	2,559
Contingent purchase consideration	25,358	20,690
Other financial liabilities	39	42
Capital lease obligation	1,427	357
Total accrued expenses and other current liabilities	$ 82,887	$ 53,098